Variable Interest Entity (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2008	Dec. 31, 2007
Net income/loss	$ (168,219)	$ 20,264
First Installment [Member]
Advanced amount in acquisition				$ 5,400,000
First Installment [Member] | RMB [Member]
Advanced amount in acquisition				$ 38,000,000
Second Installment [Member]
Advanced amount in acquisition			$ 5,400,000
Second Installment [Member] | RMB [Member]
Advanced amount in acquisition			$ 38,000,000